5 SHARE-BASED COMPENSATION: (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Accounting Policies [Abstract]
Restricted stock units to certain members of the Board of Directors	83,189	83,189	755,500